UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust (Exact name of registrant as specified in charter)

625 Fourth Avenue South Minneapolis, Minnesota 55415 (Address of principal executive offices) (Zip code)

James M. Odland, Secretary 625 Fourth Avenue South Minneapolis, Minnesota 55415 (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-7215 Date of fiscal year end: October 31 Date of reporting period: January 31, 2006

Item 1. Schedule of Investments

Financial Securities Lending Trust

Schedule of Investments As of January 31, 2006 (unaudited)

	Financial Securities Lending Trust
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Principal
Amount	Certificates of Deposit (2.1%)	Interest Rate(b)	Maturity Date	Value

$14,400,000	BNP Paribas Chicago	4.790%	12/27/2006	$14,400,000
30,000,000	Depfa Bank plc NY	4.355	2/6/2006	30,000,000
5,640,000	Depfa Bank plc NY	4.515	10/17/2006	5,640,000
17,310,000	Dexia Bank NY	4.525	11/17/2006	17,282,296
14,730,000	Royal Bank of Canada NY	4.750	12/4/2006	14,730,000

	Total Certificates of Deposit			$82,052,296

Principal
Amount	Commercial Paper (66.0%)	Interest Rate(b)	Maturity Date	Value

Asset-Backed Commercial Paper (0.6%)
$25,000,000	Corporate Asset Finance Company, LLC	4.520%	3/15/2006	$24,868,167

	Total Asset-Backed Commercial Paper			24,868,167

Banking – Domestic (6.0%)
17,265,000	Blue Spice, LLC	4.480	2/1/2006	17,265,000
25,000,000	Blue Spice, LLC	4.300	2/22/2006	24,937,292
25,000,000	Blue Spice, LLC	4.500	2/27/2006	24,918,750
9,900,000	BNP Paribas NA	4.550	4/4/2006	9,822,422
8,800,000	Dexia Del, LLC	4.500	2/2/2006	8,798,900
12,500,000	Louis Dreyfus Corporation	4.350	2/9/2006	12,487,917
13,190,000	Louis Dreyfus Corporation	4.450	2/23/2006	13,154,131
5,897,000	Societe Generale NA	4.220	2/3/2006	5,895,620
3,000,000	Societe Generale NA	4.500	3/20/2006	2,982,375
19,150,000	Societe Generale NA	4.480	4/4/2006	19,002,247
40,000,000	Stadshypotek Delaware, Inc.	4.500	3/21/2006	39,760,333
12,500,000	Steamboat Funding Corporation	4.490	2/3/2006	12,496,882
37,113,000	Steamboat Funding Corporation	4.530	2/10/2006	37,070,970
2,200,000	Svenska Handelsbanken NY	4.520	3/23/2006	2,186,189
8,950,000	UBS Finance Corporation	4.520	4/10/2006	8,873,587

	Total Banking – Domestic			239,652,615

Banking – Foreign (1.9%)
10,000,000	BNP Paribas NA	4.420	3/8/2006	9,957,028
9,500,000	BNP Paribas NA	4.500	3/31/2006	9,431,125
25,000,000	Depfa Bank plc	4.500	4/11/2006	24,784,375
7,900,000	HBOS Treasury Services plc	4.220	2/6/2006	7,895,370
12,545,000	HBOS Treasury Services plc	4.250	2/10/2006	12,531,671
7,900,000	HBOS Treasury Services plc	4.390	3/7/2006	7,867,246
1,000,000	HBOS Treasury Services plc	4.590	4/25/2006	989,418

	Total Banking – Foreign			73,456,233

Consumer Cyclical (5.5%)
22,727,000	Golden Funding Corporation	4.320	2/3/2006	22,721,546
18,126,000	Golden Funding Corporation	4.400	2/9/2006	18,108,277
9,128,000	Golden Funding Corporation	4.500	2/24/2006	9,101,757
29,285,000	Golden Funding Corporation	4.520	3/1/2006	29,182,047
21,787,000	Golden Funding Corporation	4.520	4/17/2006	21,581,839
30,000,000	Toyota Motor Credit Corporation	4.510	3/16/2006	29,838,392

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Financial Securities Lending Trust
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Commercial Paper (66.0%)	Interest Rate(b)	Maturity Date	Value

Consumer Cyclical — continued
$30,000,000	Toyota Motor Credit Corporation	4.510%	3/23/2006	$29,812,083
30,000,000	Toyota Motor Credit Corporation	4.510	3/24/2006	29,808,325
30,000,000	Toyota Motor Credit Corporation	4.500	3/27/2006	29,797,500

	Total Consumer Cyclical			219,951,766

Consumer Non-Cyclical (3.1%)
50,000,000	Cargill Global Funding plc	4.460	2/1/2006	50,000,000
50,000,000	Nestle Capital Corporation	4.470	2/1/2006	50,000,000
25,000,000	United Healthcare Corporation	4.500	2/14/2006	24,959,375

	Total Consumer Non-Cyclical			124,959,375

Education (2.0%)
25,000,000	Duke University	4.200	2/1/2006	25,000,000
5,000,000	Northwestern University	4.210	2/1/2006	5,000,000
15,000,000	Northwestern University	4.270	2/2/2006	14,998,221
7,500,000	Northwestern University	4.420	3/1/2006	7,474,215
25,550,000	Yale University	4.200	2/1/2006	25,550,000

	Total Education			78,022,436

Finance (42.7%)
7,000,000	Amsterdam Funding Corporation	4.490	2/1/2006	7,000,000
30,000,000	Amsterdam Funding Corporation	4.510	2/7/2006	29,977,450
4,028,000	Amsterdam Funding Corporation	4.360	2/8/2006	4,024,585
3,050,000	Amsterdam Funding Corporation	4.460	2/22/2006	3,042,065
15,500,000	Amsterdam Funding Corporation	4.510	2/23/2006	15,457,280
30,000,000	Barton Capital Corporation	4.300	2/1/2006	30,000,000
10,410,000	Barton Capital Corporation	4.480	3/6/2006	10,367,250
15,000,000	Barton Capital Corporation	4.445	3/7/2006	14,937,029
30,000,000	Barton Capital Corporation	4.520	4/10/2006	29,743,867
25,000,000	Bryant Park Funding, LLC	4.320	2/2/2006	24,997,000
11,200,000	Bryant Park Funding, LLC	4.350	2/9/2006	11,189,173
20,076,000	Bryant Park Funding, LLC	4.485	2/23/2006	20,020,975
20,000,000	Bryant Park Funding, LLC	4.490	2/27/2006	19,935,144
30,000,000	Chariot Funding, LLC	4.360	2/2/2006	29,996,367
28,760,000	Chariot Funding, LLC	4.350	2/8/2006	28,735,674
3,010,000	Chariot Funding, LLC	4.430	2/14/2006	3,005,185
13,717,000	Chariot Funding, LLC	4.500	2/22/2006	13,680,993
30,000,000	Chariot Funding, LLC	4.520	3/6/2006	29,875,700
30,000,000	Ciesco, LLC	4.280	2/10/2006	29,967,900
30,000,000	Ciesco, LLC	4.510	3/22/2006	29,815,842
11,400,000	Corporate Asset Finance Company, LLC	4.300	2/9/2006	11,389,107
25,000,000	Corporate Receivables Corporation Funding, LLC	4.350	2/7/2006	24,981,875
30,000,000	Corporate Receivables Corporation Funding, LLC	4.480	2/23/2006	29,917,867
20,000,000	Corporate Receivables Corporation Funding, LLC	4.460	3/1/2006	19,930,622
7,500,000	Corporate Receivables Corporation Funding, LLC	4.400	3/2/2006	7,473,417
19,600,000	Corporate Receivables Corporation Funding, LLC	4.520	3/7/2006	19,516,330

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Financial Securities Lending Trust
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Commercial Paper (66.0%)	Interest Rate(b)	Maturity Date	Value

Finance — continued
$25,000,000	Falcon Asset Securitization Corporation	4.490%	2/23/2006	$24,931,403
17,307,000	Falcon Asset Securitization Corporation	4.500	2/24/2006	17,257,242
25,000,000	Falcon Asset Securitization Corporation	4.490	2/27/2006	24,918,931
11,500,000	Fountain Square Commercial Funding	4.510	2/21/2006	11,471,186
24,708,000	Fountain Square Commercial Funding	4.510	3/20/2006	24,562,518
2,845,000	Galaxy Funding, Inc.	4.280	2/15/2006	2,840,265
20,000,000	Galaxy Funding, Inc.	4.390	2/27/2006	19,936,589
20,000,000	Galaxy Funding, Inc.	4.510	2/28/2006	19,932,350
15,000,000	Galaxy Funding, Inc.	4.400	3/6/2006	14,939,500
20,000,000	Galaxy Funding, Inc.	4.520	3/23/2006	19,874,444
30,000,000	Galaxy Funding, Inc.	4.520	3/24/2006	29,807,900
20,000,000	Galaxy Funding, Inc.	4.510	3/27/2006	19,864,700
20,000,000	Galaxy Funding, Inc.	4.540	3/30/2006	19,856,233
5,000,000	Galaxy Funding, Inc.	4.540	3/31/2006	4,963,428
30,000,000	Galaxy Funding, Inc.	4.565	4/24/2006	29,688,058
11,700,000	General Electric Capital Corporation	4.220	2/1/2006	11,700,000
10,774,000	General Electric Capital Corporation	4.630	10/24/2006	10,406,801
14,000,000	Grampian Funding, LLC	4.300	2/17/2006	13,973,244
25,000,000	Grampian Funding, LLC	4.390	3/28/2006	24,832,403
30,000,000	Jupiter Securitization Corporation	4.460	2/21/2006	29,925,667
25,000,000	Jupiter Securitization Corporation	4.490	2/27/2006	24,918,931
28,636,000	Jupiter Securitization Corporation	4.520	3/2/2006	28,531,733
4,566,000	Kitty Hawk Funding Corporation	4.400	2/13/2006	4,559,303
1,100,000	Nieuw Amsterdam Receivables Corporation	4.480	2/21/2006	1,097,168
5,281,000	Nieuw Amsterdam Receivables Corporation	4.300	2/22/2006	5,265,491
30,000,000	Nieuw Amsterdam Receivables Corporation	4.490	2/27/2006	29,902,717
25,000,000	Nieuw Amsterdam Receivables Corporation	4.510	3/10/2006	24,884,118
20,000,000	Nieuw Amsterdam Receivables Corporation	4.400	3/16/2006	19,894,889
13,546,000	Nieuw Amsterdam Receivables Corporation	4.650	7/31/2006	13,231,056
12,500,000	Old Line Funding Corporation	4.300	2/1/2006	12,500,000
15,000,000	Old Line Funding Corporation	4.370	2/10/2006	14,983,612
4,850,000	Old Line Funding Corporation	4.470	2/24/2006	4,836,149
30,000,000	Old Line Funding Corporation	4.480	3/20/2006	29,824,533
7,784,000	Park Avenue Receivables Corporation	4.410	2/14/2006	7,771,604
40,270,000	Park Avenue Receivables Corporation	4.430	2/15/2006	40,200,721
30,000,000	Park Avenue Receivables Corporation	4.480	2/22/2006	29,921,600
30,000,000	Park Avenue Receivables Corporation	4.510	2/24/2006	29,913,558
15,000,000	Park Avenue Receivables Corporation	4.510	2/28/2006	14,949,263
30,000,000	Preferred Receivables Funding Corporation	4.500	2/28/2006	29,898,750
5,588,000	Ranger Funding Company, LLC	4.500	2/28/2006	5,569,140
18,621,000	Ranger Funding Company, LLC	4.540	4/4/2006	18,475,404
28,000,000	Sheffield Receivables Corporation	4.320	2/2/2006	27,996,640
25,000,000	Sheffield Receivables Corporation	4.430	2/17/2006	24,950,778

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Financial Securities Lending Trust
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Principal
Amount	Commercial Paper (66.0%)	Interest Rate(b)	Maturity Date	Value

Finance — continued
$30,773,000	Sheffield Receivables Corporation	4.510%	2/21/2006	$30,696,730
12,000,000	Sheffield Receivables Corporation	4.480	2/24/2006	11,965,653
20,001,000	Solitaire Funding, LLC	4.350	2/13/2006	19,971,999
10,615,000	Solitaire Funding, LLC	4.385	3/28/2006	10,543,887
5,900,000	Thames Asset Global Securitization, Inc.	4.340	2/7/2006	5,895,732
30,000,000	Thames Asset Global Securitization, Inc.	4.400	2/13/2006	29,956,000
35,000,000	Thames Asset Global Securitization, Inc.	4.490	2/16/2006	34,934,729
28,000,000	Thames Asset Global Securitization, Inc.	4.510	2/27/2006	27,908,798
20,000,000	Thunder Bay Funding, Inc.	4.310	2/1/2006	20,000,000
17,161,000	Thunder Bay Funding, Inc.	4.380	2/6/2006	17,150,560
27,000,000	Thunder Bay Funding, Inc.	4.460	2/22/2006	26,929,755
17,273,000	Thunder Bay Funding, Inc.	4.450	3/10/2006	17,194,000
15,000,000	Thunder Bay Funding, Inc.	4.500	3/15/2006	14,921,250
3,370,000	Triple A-1 Funding Corporation	4.400	2/13/2006	3,365,057
6,080,000	Triple A-1 Funding Corporation	4.430	2/15/2006	6,069,526
25,000,000	Tulip Funding Corporation	4.440	2/21/2006	24,938,333
30,000,000	Tulip Funding Corporation	4.510	2/28/2006	29,898,525
33,175,000	Windmill Funding Company	4.510	2/24/2006	33,079,622
8,000,000	Windmill Funding Company	4.510	2/28/2006	7,972,940
7,175,000	Windmill Funding Company	4.480	3/2/2006	7,149,106

	Total Finance			1,699,280,919

Insurance (3.2%)
10,100,000	Curzon Funding, LLC	4.480	3/21/2006	10,039,669
25,000,000	Nyala Funding, LLC	4.510	4/17/2006	24,765,104
13,970,000	Swiss Reinsurance Company	4.635	10/20/2006	13,500,556
5,000,000	Torchmark Corporation	4.350	2/1/2006	5,000,000
6,000,000	Torchmark Corporation	4.340	2/2/2006	5,999,277
28,000,000	Torchmark Corporation	4.360	2/6/2006	27,983,044
8,000,000	Torchmark Corporation	4.440	2/14/2006	7,987,173
10,000,000	Torchmark Corporation	4.450	2/15/2006	9,982,694
10,000,000	Torchmark Corporation	4.500	2/21/2006	9,975,000
7,000,000	Torchmark Corporation	4.490	2/22/2006	6,981,666
6,000,000	Torchmark Corporation	4.510	2/23/2006	5,983,463

	Total Insurance			128,197,646

U.S. Municipal (1.0%)

40,466,000	Alaska Housing Finance Corporation	4.360	2/9/2006	40,426,792

	Total U.S. Municipal			40,426,792

	Total Commercial Paper			2,628,815,949

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Financial Securities Lending Trust
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Principal
Amount	Other (6.9%)	Interest Rate(b)	Maturity Date	Value

Euro Time Deposits (3.8%)
$75,000,000	Societe Generale	4.440%	2/1/2006	$75,000,000
75,000,000	US Bank NA Caymans	4.440	2/1/2006	75,000,000

	Total Euro Time Deposits			150,000,000

Mutual Funds (3.1%)
63,330,000	Barclays Prime Money Market Fund	4.370	N/A	63,330,000
60,923,663	Reserve Primary Fund	4.360	N/A	60,923,663

	Total Mutual Funds			124,253,663

	Total Other			$274,253,663

Principal
Amount	Public Corporate (0.9%)	Interest Rate(b)	Maturity Date	Value

Banking – Domestic (0.8%)
$22,890,000	Citigroup, Inc.	5.750%	5/10/2006	$22,962,969
5,000,000	Citigroup, Inc.	5.500	8/9/2006	5,019,330
3,735,000	MBNA Corporation	6.250	1/17/2007	3,786,174

	Total Banking – Domestic			31,768,473

Finance (0.1%)
5,580,000	Household Finance Corporation	7.200	7/15/2006	5,649,583

	Total Finance			5,649,583

	Total Public Corporate			$37,418,056

Principal
Amount	U.S. Government (0.3%)	Interest Rate(b)	Maturity Date	Value

$5,370,000	Federal Home Loan Mortgage Corporation	4.875%	2/26/2007	$5,370,000
5,800,000	Federal National Mortgage Association	4.050	8/14/2006	5,800,000

	Total U.S. Government			$11,170,000

Principal
Amount	Variable Rate Notes (23.8%)(c)	Interest Rate(b)	Maturity Date	Value

Banking – Domestic (11.5%)
$20,000,000	Bank of America Corporation	4.560%	2/8/2006	$20,000,000
30,000,000	Bank of America Corporation	4.560	2/10/2006	30,000,000
30,000,000	Bank of America Corporation	4.560	3/7/2006	30,000,000
20,000,000	Bank of America Corporation	4.565	3/14/2006	20,000,107
25,000,000	Bank of New York Company, Inc.	4.410	2/10/2006	24,999,968
17,000,000	Barclays Bank plc NY	4.500	2/28/2006	16,996,600
10,000,000	Dexia Credit Local NY	4.338	2/6/2006	9,997,752
30,000,000	Dexia Credit Local NY	4.330	3/3/2006	29,996,920
50,000,000	Fifth Third Bancorp	4.490	2/23/2006	50,000,000

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Financial Securities Lending Trust
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Principal
Amount	Variable Rate Notes (23.8%)(c)	Interest Rate(b)	Maturity Date	Value

Banking – Domestic — continued
$37,920,000	HSBC USA, Inc.	4.450%	2/15/2006	$37,920,000
25,000,000	Rabobank Nederland	4.380	2/16/2006	24,999,553
25,000,000	Royal Bank of Scotland NY	4.318	2/6/2006	24,995,840
12,500,000	Royal Bank of Scotland NY	4.390	2/15/2006	12,499,364
25,000,000	Royal Bank of Scotland NY	4.445	2/22/2006	24,996,238
25,000,000	Societe Generale NY	4.322	3/2/2006	24,999,361
18,670,000	US Bank NA	4.492	2/28/2006	18,667,591
25,000,000	Wells Fargo & Company	4.540	3/3/2006	25,003,164
34,000,000	Wells Fargo & Company	4.570	3/13/2006	34,016,251

	Total Banking – Domestic			460,088,709

Banking – Foreign (2.3%)
21,960,000	Bank of Ireland	4.460	2/21/2006	21,960,000
25,000,000	BNP Paribas SA	4.504	2/27/2006	25,000,000
20,000,000	Royal Bank of Scotland plc	4.480	2/21/2006	20,000,000
25,000,000	Societe Generale	4.355	3/2/2006	25,000,000

	Total Banking-Foreign			91,960,000

Brokerage (3.8%)
25,000,000	Goldman Sachs Group, Inc.	4.500	2/27/2006	25,000,000
25,000,000	Goldman Sachs Group, Inc.	4.430	3/1/2006	25,008,519
20,000,000	Merrill Lynch & Company, Inc.	4.448	2/6/2006	20,004,282
15,000,000	Merrill Lynch & Company, Inc.	4.637	2/13/2006	15,035,558
20,000,000	Merrill Lynch & Company, Inc.	4.450	2/27/2006	20,005,460
20,000,000	Merrill Lynch & Company, Inc.	4.880	4/18/2006	20,013,584
25,000,000	Morgan Stanley	4.560	2/1/2006	25,000,000

	Total Brokerage			150,067,403

Consumer Cyclical (1.7%)
25,000,000	American Honda Finance Corporation	4.440	3/13/2006	25,000,000
18,000,000	American Honda Finance Corporation	4.520	4/10/2006	17,999,204
25,000,000	Toyota Motor Credit Corporation	4.330	2/10/2006	24,999,702

	Total Consumer Cyclical			67,998,906

Finance (1.9%)
25,000,000	Citigroup Global Markets Holdings, Inc.	4.765	4/25/2006	25,019,137
20,000,000	General Electric Capital Corporation	4.500	2/9/2006	20,030,874
5,175,000	Goldman Sachs Group, Inc.	7.200	11/1/2006	5,263,018
25,000,000	Union Hamilton Special Funding, LLC	4.500	3/21/2006	25,000,000

	Total Finance			75,313,029

Insurance (0.6%)
25,000,000	MBIA Global Funding, LLC	4.402	2/13/2006	25,000,000

	Total Insurance			25,000,000

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Financial Securities Lending Trust
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Principal
Amount	Variable Rate Notes (23.8%)(c)	Interest Rate(b)	Maturity Date	Value

U.S. Municipal (1.2%)

$11,500,000	Alaska Housing Finance Corporation Variable Bonds	3.200%	2/2/2006	$11,499,080
11,175,000	BRCH Corporation	4.460	2/1/2006	11,175,000
25,000,000	Curzon Funding, LLC	4.510	2/28/2006	24,998,757

	Total U.S. Municipal			47,672,837

U.S. Government (0.8%)

30,000,000	Federal National Mortgage Association	4.500	2/1/2006	29,994,048

	Total U.S. Government			29,994,048

	Total Variable Rate Notes			$948,094,932

	Total Investments (at amortized cost)			$3,981,804,896

(a) The categories of investments are shown as a percentage of total investments.

(b) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

THRIVENT FINANCIAL SECURITIES LENDING TRUST NOTES TO SCHEDULE OF INVESTMENTS January 31, 2006 (unaudited)

Valuation — Securities are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Mutual Funds are valued at the net asset value at the close of each business day.

Other — For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis.

Item 2. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant's President and Treasurer are aware of no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 29, 2006	THRIVENT FINANCIAL
SECURITIES LENDING TRUST

By: /s/ Pamela J. Moret
-----------------------------------------
Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 29, 2006	By: /s/ Pamela J. Moret
-----------------------------------------
Pamela J. Moret
President

Date: March 29, 2006	By: /s/ Gerard V. Vaillancourt
-----------------------------------------
Gerard V. Vaillancourt
Treasurer